Organization - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							0 Months Ended								0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) Entity	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Related Party USD ($)	Dec. 31, 2014 Related Party CNY	Dec. 31, 2013 Related Party CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment")	Dec. 31, 2014 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Minimum CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities 21Vianet Hong Kong Entities CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities State Owned Entity CNY	Dec. 31, 2013 Long Term Bank Borrowings CNY	Jul. 30, 2013 Long Term Bank Borrowings CNY	Jul. 31, 2013 Term Loan One Long Term Bank Borrowings	Dec. 31, 2013 Term Loan One Long Term Bank Borrowings	Jul. 31, 2013 Term Loan Two Long Term Bank Borrowings	Dec. 31, 2013 Term Loan Two Long Term Bank Borrowings	Jan. 31, 2011 Loan Agreement Loan one CNY	Jan. 31, 2011 Loan Agreement Loan Two CNY	Dec. 31, 2014 Option Agreement CNY	Dec. 31, 2014 Technical Consulting and Service Agreement CNY
Organization [Line Items]
Exclusive option price																						1
Agreement agreement between 21Vianet China and the 21Vianet Technology, term																						10 years	10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date																						Dec. 18, 2016	Dec. 18, 2016
Service fee per hour																							1
Loan facility provided to related parties																				7,000	3,000
Number of additional VIEs controlled through Primary Beneficiaries	2	2
Contributed capital											1,000,000	900,000	100,000
Business acquisition, equity interests acquired												90.00%
Minority interest ownership percentage													10.00%
Loans, aggregate principal amount	0	0	900,000											900,000	900,000
Debt instrument, stated rate														4.00%	4.00%
Debt instrument, maturity date																Aug. 28, 2015	Aug. 28, 2015	Sep. 10, 2015	Sep. 10, 2015
Investment repurchased period								5 years
Investment repurchase agreement, description of investments subject to agreement								The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology by the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.
Investment consideration at time of repurchase										100,000
Annual cumulative dividend percentage								8.00%
Aggregate amount of held to maturity securities									900,000
Assets pledged as collateral	2,304	14,298
Net loss	(56,166)	(348,480)	(48,226)	56,324	(52,942)	(328,477)	(47,003)
Accumulated deficit	(289,297)	(1,794,975)	(1,429,410)		(289,297)	(1,794,975)	(1,429,410)
Net current liability					$ 19,744	122,495